Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 191,110	$ 126,146
Restricted cash – current (notes 7 and 10)	5,896	10,145
Accounts receivable, including non-trade of $18,408 (2016 – $19,325)	20,600	25,224
Prepaid expenses	3,484	3,724
Vessels held for sale (notes 14b and 14c)	17,000	20,580
Current portion of derivative assets (note 10)	1,354	531
Current portion of net investments in direct financing leases (notes 3b and 5)	9,487	150,342
Advances to affiliates (notes 9b and 10)	2,433	9,739
Total current assets	251,364	346,431
Restricted cash – long-term (notes 7, 10 and 11c)	102,347	106,882
Vessels and equipment
At cost, less accumulated depreciation of $677,412 (2016 – $668,969)	1,340,138	1,374,128
Vessels under capital leases, at cost, less accumulated depreciation of $79,037 (2016 – $69,072) (note 5)	674,771	484,253
Advances on newbuilding contracts (note 9d)	388,366	357,602
Total vessels and equipment	2,403,275	2,215,983
Investments in and advances to equity-accounted joint ventures (notes 6 and 9a)	1,074,430	1,037,726
Net investments in direct financing leases (notes 3b and 5)	624,484	492,666
Other assets	3,335	5,529
Derivative assets (note 10)	2,576	4,692
Intangible assets – net	65,506	69,934
Goodwill – liquefied gas segment	35,631	35,631
Total assets	4,562,948	4,315,474
Current
Accounts payable	2,884	5,562
Accrued liabilities (note 10)	39,280	35,881
Unearned revenue	18,701	16,998
Current portion of long-term debt (note 7)	205,881	188,511
Current obligations under capital lease (note 5)	95,355	40,353
Current portion of in-process contracts	10,527	15,833
Current portion of derivative liabilities (note 10)	42,060	56,800
Advances from affiliates (note 9b)	11,474	15,492
Total current liabilities	426,162	375,430
Long-term debt (note 7)	1,618,131	1,602,715
Long-term obligations under capital lease (note 5)	574,484	352,486
Long-term unearned revenue	9,682	10,332
Other long-term liabilities (note 5)	59,338	60,573
In-process contracts	4,019	8,233
Derivative liabilities (note 10)	102,165	128,293
Total liabilities	2,793,981	2,538,062
Commitments and contingencies (notes 5, 7, 10, and 11)
Equity
Limited Partners - preferred units (5.0 million units issued and outstanding at June 30, 2017 and December 31, 2016) (note 12)	1,548,935	1,563,852
Limited Partners - preferred units (5.0 million units issued and outstanding at June 30, 2017 and December 31, 2016) (note 12)	123,520	123,426
General Partner	50,348	50,653
Accumulated other comprehensive income	1,184	575
Partners' equity	1,723,987	1,738,506
Non-controlling interest	44,980	38,906
Total equity	1,768,967	1,777,412
Total liabilities and total equity	$ 4,562,948	$ 4,315,474